Related Party Transactions - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	9 Months Ended	12 Months Ended
	Feb. 28, 2022	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023
Related Party Transactions
Related party receivable		$ 1,737	$ 1,737
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party [Extensible Enumeration]			Related Party
Related party payables				$ 1,448	$ 1,428	$ 1,197	$ 1,448
Other Liability, Current, Related Party [Extensible Enumeration]				Related Party
Percentage of net cash saving to be retained		15.00%	15.00%
Up C Structure
Related Party Transactions
Percentage of net cash saving to be retained	15.00%
Class A Common Stock | Up C Structure
Related Party Transactions
Units of share converted (in shares)	1
Related Party
Related Party Transactions
Percentage of net cash saving to be retained	15.00%
Related Party | Board Services and Consulting Agreements | Walker
Related Party Transactions
Fees amount			$ 0	$ 100
Related Party | Board Services and Consulting Agreements | Smith
Related Party Transactions
Fees amount			0	100
Related Party | Board Services and Consulting Agreements | Woolford
Related Party Transactions
Fees amount			$ 0
Related Party | Board Services and Consulting Agreements | Woolford | Maximum
Related Party Transactions
Fees amount				$ 100
Related Party | Class A Common Stock
Related Party Transactions
Units of share converted (in shares)	1